UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22356

Archer Investment Series Trust

(Exact name of registrant as specified in charter)

c/o Archer Investment Corporation
9000 Keystone Crossing, Suite 630, Indianapolis, IN 46240

 (Address of principal executive offices)  (Zip code)

c/o Archer Investment Corporation
9000 Keystone Crossing, Suite 630, Indianapolis, IN 46240

 (Name and address of agent for service)

With copies to:

C. Richard Ropka, Esq.

Law Office of C. Richard Ropka

215 Fries Mill Road

Turnersville, NJ  08012

Registrant's telephone number, including area code: (800)238-7701

Date of fiscal year end: August 31

Date of reporting period: February 28, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

THE ARCHER FUNDS

BALANCED FUND (ARCHX)

INCOME FUND (ARINX)

STOCK FUND (ARSKX)

February 28, 2014

(Unaudited)

Archer Balanced Fund

Graphical Illustration

February 28, 2014 (Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors.  The underlying securities represent a percentage of the portfolio of investments.

Preferred Securities
0.59%
Real Estate Investment
Trusts
3.10%
Structured Notes
3.59%
Corporate Bonds
5.98%
Short Term Investments
1.17%
Exchange Traded Funds
5.84%
Senior Notes
0.27%
Municipal Bonds
7.30%
Common Stocks
72.16%

Archer Income Fund

Graphical Illustration

February 28, 2014 (Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors.  The underlying securities represent a percentage of the portfolio of investments.

Short Term Investments
4.15%
Structured Note
4.95%
Real Estate Investment
Trusts
4.51%
Senior Note
1.51%
Corporate Bonds
33.70%
Municipal Bonds
31.34%
Preferred Securities
4.52%
Exchange Traded Funds
15.32%

Archer Stock Fund

Graphical Illustration

February 28, 2014 (Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors.  The underlying securities represent a percentage of the portfolio of investments.

Basic Materials
1.89%
Communication Services
2.08%
Consumer Cyclical
5.88%
Consumer Defensive
7.17%
Energy
9.77%
Financial Services
12.43%
Healthcare
14.00%
Industrials
24.29%
Short Term Investments
1.88%
Technology
20.61%

	Archer Balanced Fund
	Schedule of Investments
	February 28, 2014 (Unaudited)

Shares/Principal		Fair Value

COMMON STOCK - 71.77%

Agriculture Chemicals - 2.18%
1,600	CF Industries Holdings, Inc.	$ 401,440

Air Courier Services - 2.89%
4,000	FedEx Corp.	533,320

Air Transportation, Scheduled - 2.00%
10,000	American Airlines Group, Inc. *	369,300

Aircraft - 5.33%
4,000	Boeing Co.	515,680
4,000	United Technologies Corp.	468,080
		983,760
Beverages - 3.13%
3,500	PepsiCo, Inc.	280,245
7,800	The Coca-Cola Co.	297,960
		578,205
Bituminous Coal & Lignite Surface Mining - 1.34%
14,100	Peabody Energy Corp.	247,596

Cable & Other Pay Television Services - 3.07%
7,000	Walt Disney Co.	565,670

Computer & Office Equipment - 1.71%
1,700	International Business Machines Corp.	314,789

Computer Peripheral Equipment - 2.08%
35,000	Xerox Corp.	384,650

Electric Services - 1.79%
2,000	NextEra Energy, Inc.	182,780
4,000	Public Service Enterprises Group, Inc.	146,640
		329,420
Electronic Computers - 2.28%
800	Apple, Inc.	420,992

Farm Machinery & Equipment - 1.44%
3,100	Deere & Co.	266,383

Financial Services - 2.23%
4,500	American Express Co.	410,760

Food -Retail - 2.00%
4,900	Nestle S.A. ADR *	369,656

Gold & Silver Ores - 1.29%
11,700	Barrick Gold Corp.	238,446

Hospital & Medical Service Plans - 1.72%
3,500	WellPoint, Inc.	317,065

Mining Machinery & Equipment (No Oil & Gas Field Machinery & Equipment) - 0.89%
3,000	Joy Global, Inc.	165,000

National Commercial Banks - 5.83%
7,500	JPMorgan Chase & Co.	426,150
9,000	US Bancorp.	370,260
6,000	Wells Fargo & Co.	278,520
		1,074,930
Natural Gas Transmission - 1.73%
10,000	Kinder Morgan, Inc.	318,500

Oil & Gas Filed Machinery & Equipment - 1.67%
4,000	National Oilwell Varco, Inc.	308,160

Oil & Gas Filed Services, NBC - 1.41%
2,800	Schlumberger Ltd.	260,400

Pharmaceutical Preparations - 3.41%
2,200	Celgene Corp. *	353,650
3,000	Johnson & Johnson, Inc.	276,360
		630,010
Railroads, Line-Haul Operating - 1.47%
1,500	Union Pacific Corp.	270,570

Retail - Drug Stores - 3.17%
8,000	CVS Caremark Corp.	585,120

Retail - Eating Places - 1.85%
4,800	Starbucks Corp.	340,608

Retail - Variety Stores - 1.02%
3,000	Target Corp.	187,620

Search, Detection, Navigation, Guidance - 2.12%
4,000	Raytheon Co.	391,640

Services - Computer Programming & Data - 2.96%
450	Google, Inc. Class A *	547,042

Services - General Medical & Surgical Hospitals, NEC - 2.41%
8,700	HCA Holdings, Inc. *	445,440

Services - Prepackaged Software - 1.87%
9,000	Microsoft Corp.	344,790

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 1.71%
4,000	Procter & Gamble Co.	314,640

Surgical & Medical Instruments - 1.77%
4,700	Baxter International, Inc.	326,650

TOTAL FOR COMMON STOCK (Cost $10,475,874) - 71.77%		13,242,572

CORPORATE BONDS - 5.95%

Banks & Financial Institutions - 0.27%
50,000	Societe Generale, 1.3866%, 4/22/20 **	50,003

Bituminous Coal & Lignite Surface Mining - 0.28%
50,000	Peabody Energy Corp., 7.875%, 11/1/26	51,375

Computer & Office Equipment - 0.41%
75,000	Hewlett-Packard Co., 4.75%, 6/2/14	75,773

Distribution/Wholesale - 0.28%
50,000	Tech Data Corp., 3.75%, 9/21/17	51,976

Electric Services - 0.28%
50,000	Appalachian Power Co., 4.95%, 2/1/15	51,839

Finance Services - 0.56%
100,000	Block Financial Corp., 5.125%, 10/30/14	102,688

Integrated Oils - 0.80%
150,000	Murphy Oil Corp., 4.00%, 6/01/22	147,715

Miscellaneous Business Credit Institution - 0.54%
100,000	Ford Motor Credit Co. LLC., 1.48455%, 11/20/18 **	99,683

Printed Circuit Boards - 0.29%
50,000	Jabil Circuit, Inc., 5.625%, 12/15/20	52,750

Property & Casualty Insurance - 0.89%
140,000	Zurich Reinsurance Centre Holdings, Inc., 7.125%, 10/15/23	164,816

Retail - Grocery Stores - 0.27%
50,000	Safeway, Inc., 4.75%, 12/1/21	49,900

Security Broker Dealers - 0.28%
50,000	Morgan Stanley & Co., 3.00%, 8/31/15 **	50,984

Sugar & Confectionery Products - 0.57%
100,000	WM. Wrigley Jr. Co., 4.65%, 7/15/15	105,165

Telephone Communications (No Radio Telephone) - 0.23%
2,000	QWest Corp., 6.125%, 6/1/53	42,220

TOTAL FOR CORPORATE BONDS (Cost $1,088,083) - 5.95%		1,096,887

EXCHANGE TRADED FUNDS - 5.81%
1,500	iShares Barclays 20+ Year Treas Bond Fund	162,855
2,000	iShares Floating Rate Bond Fund	101,370
1,000	iShares Intermediate Credit Bond	109,460
900	iShares JPMorgan USD Emerging Markets Bond Fund	99,486
6,600	JPMorgan Alerian MLP Index ETN	302,544
500	PIMCO Enhanced Short Maturity	50,720
6,000	PowerShares Senior Loan Port Fund	149,220
1,200	Vanguard Short-Term Corporate Bond Index	96,408
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $1,042,150) - 5.81%		1,072,063

MUNICIPAL BONDS - 7.26%
40,000	Akron, OH Economic Dev., 5.50%, 12/1/15	41,916
25,000	Belding, MI Area Schools, 6.15%, 5/01/2024	26,365
35,000	Bryan County, OK Indpt School District, 6.554%, 12/01/29	36,967
45,000	California St. University Revenue Bond Series B, 2.785%, 11/1/22	44,844
100,000	Chicago, IL Build America Bonds - Series B, 4.564%, 12/1/20 (a)	98,888
70,000	Gary, IN Community School Bldg., 7.50%, 2/01/29	75,905
99,000	Georgia Loc. Govt., 4.75%, 6/1/28	100,635
30,000	Illinois St., 5.877%, 3/1/19	33,661
55,000	Illinois St. Build America Bonds, 4.85%, 7/1/15	57,878
50,000	Kalamazoo, MI Bldg Auth, 5.40%, 10/1/25	51,200
25,000	Katy Texas Schools, 5.999%, 2/15/2030	27,931
100,000	Kern Cnty, CA Pension Oblg., 0.00%, 8/15/19	77,264
55,000	Moncks Corner, SC Regl Recreation Corp. Build America Bonds, 6.299%, 12/01/2030	56,329
50,000	Reeves Cnty, TX Cops, 5.00%, 12/1/16	52,327
60,000	Reeves Cnty, TX Cops, 6.375%, 12/1/21 (a)	64,126
40,000	Richland Bean Blossom, IN Sch. Bldg. Corp., 5.75%, 1/15/24	42,312
70,000	Saint Clair Cnty, IL School District., 4.00%, 1/1/21	67,402
25,000	Sangamon Cnty, IL School District, 4.00%, 2/01/15	25,760
25,000	Scago, SC Public Facs Corp. for Georgetown Cnty, 6.75%, 12/01/2029	27,459
25,000	Sedona, AZ Wastewater, 0.00%, 7/01/2021	19,059
252,000	Tobacco Settlement Auth Iowa, 6.50%, 6/1/23	252,529
60,000	University Enterprises Inc. CA, 5.25%, 10/1/20 (a)	59,040
TOTAL FOR MUNICIPAL BONDS (Cost $1,344,447) - 7.26%		1,339,797

SENIOR NOTE - 0.27%

Cellular Telecommunications - 0.27%
2,000	US Cellular Corp., PFD 6.95%, 5/15/60	49,940
TOTAL FOR SENIOR NOTE (Cost $49,920) - 0.27%		49,940

STRUCTURED NOTES - 3.56%
93,000	Citigroup, Inc., 3.00%, 12/23/19 (a)	99,986
100,000	JP Morgan Chase Bank, 10.50%, 1/23/29 **	96,910
50,000	Morgan Stanley, 3.00%, 11/9/19 **	52,313
200,000	Suntrust Bank, Atlanta, GA, 0.00%, 9/22/14	259,709
100,000	Suntrust Bank, Atlanta, GA, 0.00%, 3/27/14	148,967
TOTAL FOR STRUCTURED NOTES (Cost $548,694) - 3.56%		657,885

REAL ESTATE INVESTMENT TRUSTS - 3.08%
10,000	Duke Realty Corp.	168,000
500	PS Business Parks Inc. Series T, PFD 6.00%	11,220
2,000	Public Storage	338,000
2,000	Public Storage Series P, PFD 6.50%	51,400
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $520,964) - 3.08%		568,620

PREFERRED SECURITIES - 0.59%
3,000	PNC Financial Services Group, Inc. Series Q, 5.375%, 12/31/49	64,200
2,000	Wells Fargo & Co. Series P, 5.25%, 12/31/49	44,540
TOTAL FOR PREFERRED SECURITIES (Cost $124,310) - 0.59%		108,740

SHORT TERM INVESTMENTS - 1.16%
214,110	Fidelity Institutional Money Market Portfolio 0.08% ** (Cost $214,110)	214,110

TOTAL INVESTMENTS (Cost $15,408,552) - 99.45%		18,350,614

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.55%		102,017

NET ASSETS - 100.00%		$ 18,452,631

(a) Categorized as Level 2 of the fair value hierarchy. Refer to Note 3 of the accompanying notes to the financial statements for additional information.

* Non-income producing
** Variable rate security; the coupon rate shown represents the yield at February 28, 2014.
ADR - American Depository Receipt
The accompanying notes are an integral part of these financial statements.

	Archer Income Fund
	Schedule of Investments
	February 28, 2014 (Unaudited)

Shares/Principal		Fair Value

CORPORATE BONDS - 33.49%

Aerospace/Defense - Major Diversified - 1.17%
75,000	Exelis, Inc. 5.55%, 10/01/21	$ 77,810

Banks & Financial Institutions - 1.48%
50,000	JPMorgan Chase & Co., 10.50%, 1/23/29**	48,455
50,000	Societe Generale, 1.3866%, 4/22/20 (France) **	50,003
		98,458
Bituminous Coal & Lignite Surface Mining - 0.77%
50,000	Peabody Energy Corp., 7.875%, 11/1/26	51,375

Brewery - 1.53%
250,000	Ambev Intl. Finance Co., 9.50%, 7/24/17 (Cayman Islands) (a) **	101,900

Commercial Banks - Western US - 0.75%
50,000	Zions Bancorp, 5.50%, 5/10/16	49,998

Commercial Service - Finance - 1.02%
800,000	GE Capital Corp., 8.87%, 6/02/18	68,400

Computer & Office Equipment - 2.35%
100,000	Hewlett-Packard, 4.375%, 9/15/21	104,198
50,000	Lexmark, Int'l, Inc., 5.125%, 3/15/20	52,598
		156,796
Container & Packaging - 0.77%
50,000	Ball Corp. 5.00%, 3/01/2022	51,625

Consumer Products - 0.82%
50,000	Avon Products, Inc., 5.75%, 3/01/18	54,481

Distribution/Wholesale - 2.30%
100,000	Ingram Micro, Inc., 5.00%, 8/10/22	101,566
50,000	Tech Data Corp., 3.75%, 9/21/17	51,976
		153,542
Electric & Other Services Combined - 2.39%
50,000	CMS Energy, Inc., 6.25%, 2/01/20	59,144
100,000	PPL Energy Supply LLC., 4.6%, 12/15/21	100,252
		159,396
Finance Services - 0.73%
50,000	Morgan Stanley, 4.90%, 2/23/17	48,691

Guided Missiles & Space Vehicles & Parts - 0.81%
50,000	Alliant Techsystems, Inc., 6.875%, 9/15/20	54,188

Medical - Generic Drugs - 1.31%
75,000	Watson Pharmaceuticals, Inc. 6.125%, 8/15/19	87,339

Metal Mining - 1.45%
100,000	Cliffs Natural Resources, Inc., 4.875%, 4/01/21	96,886

Miscellaneous Business Credit Institution - 1.47%
50,000	Ford Credit Canada Ltd., 7.50%, 8/18/15 (Canada)	48,627
50,000	Ford Motor Credit Co. LLC., 1.48455%, 11/20/18 **	49,841
		98,468
Multimedia - 0.82%
50,000	Time Warner Inc., 4.75%, 3/29/21	54,998

Oil Company - Exploration & Production - 2.54%
100,000	Southwestern Energy Co., 7.125%, 10/10/17	116,467
50,000	Whiting Petroleum Corp., 6.50%, 10/01/18	52,812
		169,279
Petroleum Refining - 0.80%
50,000	Frontier Oil, 6.875%, 11/15/2018	53,750

Printed Circuit Boards - 0.79%
50,000	Jabil Circuit, 5.625%, 12/15/2020	52,750

Property & Casualty Insurance - 0.88%
50,000	Zurich Reinsurance Centre Holdings, 7.125%, 10/15/23	58,863

Retail - Department Stores - 0.56%
35,000	Dillards, Inc., 7.75%, 7/15/26	37,537

Retail - Discretionary - 1.47%
100,000	Staples, Inc., 4.375%, 1/12/23	98,444

Security Broker Dealers - 0.76%
50,000	Morgan Stanley & Co., 3.00%, 8/31/15 **	50,984

State Commercial Banks - 0.76%
50,000	United Comm BK Blairsvll, GA, 6.00%, 8/13/18 (a)	50,500

Steel Works, Blast Furnaces, Rolling Mills (Coke Ovens) - 1.17%
75,000	Arcelormittal, 3.75%, 3/1/16	77,813

Telephone Communications (No Radio Telephone) - 0.88%
50,000	Indiana Bell Tel Co. Inc., 7.30%, 8/15/26	58,975

Television Broadcasting Stations - 0.94%
54,000	CBS Broadcasting, Inc. 7.125%, 11/01/23	62,430

TOTAL FOR CORPORATE BONDS (Cost $2,243,388) - 33.49%		2,235,676

EXCHANGE TRADED FUNDS - 15.22%
1,000	iShares Barclays 20+ Year Treas Bond	108,570
800	iShares Barclays Intermediate Credit Bond	87,568
500	iShares Barclays MBS Bond	53,375
2,000	iShares Floating Rate Bond	101,370
1,000	iShares iBoxx $ Invest Grade Corp Bond	117,320
500	iShares JPMorgan USD Emerg Markets Bond	55,270
1,000	PIMCO Enhanced Short Maturity	101,440
500	PIMCO 0-5 Year High Yield Corp Bond Index	53,435
3,000	PowerShares Build America Bond	85,815
6,000	PowerShares Preferred	84,300
4,000	PowerShares Senior Loan Port	99,480
800	Vanguard Intermediate-Term Corp. Bond Idx ETF	68,160
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $991,044) - 15.22%		1,016,103

MUNICIPAL BONDS - 31.15%
25,000	Brier Creek, IN School Bldg. Corp., 6.08%, 7/15/24	27,340
35,000	Caddo County OK Gov't Bldg., 5.858%, 9/01/25	35,680
50,000	Chicago, IL Build America Bonds - Series B, 4.564%, 12/1/20 (a)	49,444
60,000	City of Akron OH, 5.50%, 12/01/15	62,874
25,000	City of Auburndale FL, 4.30%, 12/01/26 (a)	25,414
30,000	Cleveland, OH Income Tax Revenue Build America Bonds, 6.06%, 10/1/26	33,147
50,000	Commonwealth of Puerto Rico, 5.50%, 7/01/14	50,113
50,000	County of Clark NV, 6.36%, 11/1/24	57,727
50,000	County of Reeves TX, 5.00%, 12/1/16	52,327
25,000	County of Reeves TX, 6.75%, 12/01/19	25,924
40,000	County of Reeves TX, 6.375%, 12/21/21 (a)	42,750
50,000	Dickinson County MI, 4.80%, 11/01/18	51,095
100,000	Erie County NY Tobacco Asset Corp, 6.00%, 6/1/28	91,570
35,000	Evansville, IN Redevelopment Authority, 6.15%, 2/01/24	38,959
60,000	Evansville, IN Redevelopment BAB, 6.86%, 2/01/29	67,361
25,000	Fresno County, CA Pension, Series A, 4.928%, 8/15/19	25,390
50,000	Georgia Local Government, 4.75%, 6/1/28	50,826
40,000	Hoboken NJ Services, 5.33%, 2/01/18	41,371
65,000	Hudson County, NJ 6.89%, 3/01/26	72,577
50,000	Illinois St. Build America Bonds, 4.85%, 7/1/15	52,616
103,000	Iowa Tobacco Settlement Authority, 6.50%, 6/1/23	103,216
50,000	Louisiana State Local Gov't Envt, 5.75%, 9/01/2019	49,960
50,000	Macomb, MI Interceptor Drain Dist Build America Bonds, Series A, 4.95%, 5/1/25	51,443
25,000	Missouri State Health & Educational Fac., 5.80%, 10/01/23	26,390
25,000	Mountain Iron-Buhl, MN Indep Sch Dist, Series A, 6.30%, 2/1/19	29,259
75,000	Nassau County, NY Series F, 6.80%, 10/01/27	83,694
25,000	Oregon State Sch Brds Assn Pension, Series B, 5.45%, 6/30/24	27,624
75,000	Public Finance Authority, WI 5.75%, 6/1/23 (a)	73,610
30,000	Saint Clair County, IL School District No. 189 East St. Louis, 4.00%, 1/1/21	28,887
50,000	State of Illinois, 5.665%, 3/1/18	55,482
70,000	State of Illinois, 5.877%, 3/1/19	78,542
50,000	State of Illinois, 6.200%, 7/01/21	56,555
75,000	State of Illinois, 4.95%, 6/1/23	77,314
120,000	TSACS Inc., NY 4.75%, 6/1/22	118,384
100,000	University of Central Florida, 5.125, 10/01/20 (a)	98,204
35,000	Van Buren MI Public Schools Build America Bonds, 6.43%, 5/1/29	37,789
15,000	Virginia Commonwealth Build American Bonds, 5.750%, 5/15/28	16,300
75,000	Westfield County IN Option Income Tax Revenue 3.50%, 11/01/16	75,310
35,000	Worcester County, MD 2.50%, 12/01/18	36,497
TOTAL FOR MUNICIPAL BONDS (Cost $2,078,932) - 31.15%		2,078,965

PREFERRED SECURITIES - 4.49%
2,000	Citigroup, Inc., PFD 5.80%, 12/31/49 Series C	45,040
50,000	Edison International, PFD 6.25%, 8/01/49 Series E **	53,000
2,500	First Republic Bank, PFD 6.70%, 12/31/49	62,575
3,000	PNC Financial Services Group, Inc., 5.375%, 12/31/49	64,200
1,000	Wells Fargo & Co., PFD 5.25%, 12/31/49 Series P	22,270
2,500	QWest Corp., 6.125%, 6/1/53	52,775
TOTAL FOR PREFERRED SECURITIES (Cost $319,011) - 4.49%		299,860

REAL ESTATE INVESTMENT TRUSTS - 4.49%

REITS - Diversified - 4.49%
2,500	Digital Realty Trust, PFD 6.625%, Series F	57,565
5,500	Duke Realty Corp., PFD 6.50%, 9/06/2013 Series K	131,615
3,000	Public Storage, PFD 5.20%, 12/31/49	62,190
2,000	Regency Centers Corp., PFD 6.625%, 12/03/49, Series 6	48,100
TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $320,790) - 4.49%		299,470

SENIOR NOTE - 1.50%

Cellular Telecommunications - 1.50%
4,000	US Cellular Corp., PFD 6.95%, 5/15/60	99,880
TOTAL FOR SENIOR NOTE (Cost $99,840) - 1.50%		99,880

STRUCTURED NOTES - 4.92%

Diversified Banking Institution - 4.92%
75,000	Goldman Sachs Group, Inc., 10.00%, 9/5/28 **	74,062
100,000	Goldman Sachs Group, Inc., 10.00%, 12/13/28**	100,000
100,000	Morgan Stanley, 3.00%, 8/30/15 **	102,236
50,000	Morgan Stanley & Co., 3.00%, 11/9/19 **	52,313
TOTAL FOR STRUCTURED NOTES (Cost $324,669) - 4.92%		328,611

SHORT TERM INVESTMENTS - 4.12%
275,038	Fidelity Institutional Money Market 0.08% ** (Cost $275,038)	275,038

TOTAL INVESTMENTS (Cost $6,652,712) - 99.38%		6,633,603

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.62%		41,428

NET ASSETS - 100.00%		$ 6,675,031

(a) Categorized as Level 2 of the fair value hierarchy. Refer to Note 3 of the accompanying notes to the financial statements for additional information.

** Variable rate security; the coupon rate shown represents the yield at February 28, 2014.
The accompanying notes are an integral part of these financial statements.

	Archer Stock Fund
	Schedule of Investments
	February 28, 2014 (Unaudited)

Shares/Principal		Fair Value

COMMON STOCK - 97.76%

Accident & Health Insurance - 1.90%
2,300	Reinsurance Group of America, Inc.	$ 177,077

Agriculture Chemicals - 1.88%
1,600	Monsanto Co.	176,032

Air Courier Services - 1.73%
13,000	Air T, Inc. *	161,590

Air Transportation - 2.13%
2,300	Alaska Air Group, Inc.	199,272

Asset Management - 4.02%
2,000	Cognizant Technology Solutions Corp. *	208,120
550	Blackrock, Inc.	167,662
		375,782
Biological Products (No Diagnostic Substances) - 1.86%
1,400	Amgen, Inc.	173,628

Business Services - 1.93%
800	Visa, Inc. Class A	180,752

Calculating & Accounting Machines - 1.90%
5,200	NCR Corp.*	177,060

Commercial Banks, NEC - 1.43%
27,000	Banco Santander (Brasil) S.A.	133,920

Communication Services, NEC - 2.08%
2,500	DIRECTV, Inc. *	194,000

Computer Storage Devices - 1.89%
6,700	EMC Corp.	176,679

Diversified Machinery - 1.87%
1,900	Lennox International, Inc.	174,572

Electric & Other Services Combined - 2.07%
5,500	Quanta Services, Inc.*	193,655

Electric Computers - 2.00%
6,500	Omnicell, Inc.*	187,070

Farm Products - 1.87%
2,200	Bunge Ltd.	175,142

Guided Missiles & Space Vehicles & Parts - 1.88%
1,300	Alliant Techsystems, Inc.*	175,227

Industrial Trucks Tractors Trailers & Stackers - 2.05%
4,300	Terex Corp.	191,479

Life Insurance - 1.79%
3,300	MetLife, Inc.	167,211

Measuring & Controlling Devices - 2.13%
1,600	Thermo Fisher Scientific, Inc.	199,264

Motor Vehicle Parts & Accessories - 2.11%
6,300	Gentex Corp.	197,631

Motor Vehicle & Passenger Car Bodies - 1.77%
4,400	Navistar International Corp. *	165,000

National Commercial Banks - 3.54%
2,800	JP Morgan Chase & Co.	159,096
2,100	PNC Financial Services Group Inc.	171,738
		330,834
Oil & Gas Equipment & Services - 2.20%
3,600	Halliburton Co.	205,200

Oil & Gas Filed Machinery & Equipment - 1.90%
2,300	National Oilwell Varco, Inc.	177,192

Oil & Gas Field Services - 3.91%
2,500	Oceaneering International, Inc.	178,950
2,000	Schlumberger Ltd. N.V.	186,000
		364,950
Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.90%
7,620	Exactech, Inc. *	177,546

Personal Computers - 1.97%
350	Apple, Inc.	184,184

Petroleum Refining - 1.73%
4,900	Suncor Energy, Inc.	161,896

Pharmaceutical Preparations - 4.26%
4,800	Roche Holding, Ltd. ADR *	184,224
4,500	Novo Nordisk ADR *	213,885
		398,109
Public Building & Related Furniture - 2.07%
2,300	BE Aerospace, Inc. *	193,775

Radio & TV Broadcasting & Communications - 2.01%
2,500	Qualcomm, Inc.	188,225

Railroad Equipment - 2.59%
3,500	American Railcar Industries, Inc.	242,375

Railroads, Line-Haul Operating - 1.87%
1,900	Norfolk Southern Corp.	174,629

Retail - Drug Stores - 2.18%
2,700	Express Scripts Holdings *	203,337

Retail - Variety Stores - 1.99%
3,400	Dollar Tree, Inc. *	186,218

Semiconductors & Related Services - 2.28%
6,000	Skyworks Solutions Inc. *	212,760

Services - Auto Rental & Leasing (No Drivers) - 2.10%
2,600	Ryder System, Inc.	195,832

Services - Computer Programming - 4.46%
3,600	Synaptics, Inc. *	234,144
150	Google, Inc. Class A *	182,348
		416,492
Services - Educational Services - 2.03%
4,000	Grand Canyon Education, Inc. *	189,600

Services - Equipment Rental & Leasing - 2.08%
2,200	United Rentals, Inc. *	194,348

Services - Medical Laboratories - 1.62%
6,000	Bio-Reference Laboratories Inc. *	151,560

Shipping - 1.79%
5,000	CA Technologies	167,500

Textile - Apparel Clothing - 1.80%
2,300	Hanes Brands, Inc.	168,544

Wholesale - Drugs Proprietaries & Druggist - 1.25%
1,400	Nu Skin Enterprises, Inc., Class A	116,928

Wholesale - Motor Vehicles & Motor Vehicles Parts & Supplies - 1.94%
6,500	LKQ Corp. *	181,285

TOTAL FOR COMMON STOCK (Cost $7,266,340) - 97.76%		9,135,362

SHORT-TERM INVESTMENTS - 1.71%
175,172	Fidelity Institutional Money Market Portfolio 0.08%** (Cost $175,172)	175,172

TOTAL INVESTMENTS (Cost $7,441,512) - 99.64%		9,310,534

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.36%		34,279

NET ASSETS - 100.00%		$ 9,344,813

* Non-income producing
** Variable rate security; the coupon rate shown represents the yield at February 28, 2014.
ADR - American Depository Receipt
The accompanying notes are an integral part of these financial statements.

The Archer Funds
Statement of Assets and Liabilities
February 28, 2014 (Unaudited)

Assets:	Balanced Fund	Income Fund	Stock Fund
Investments in Securities, at Value (Cost $15,408,552,	$ 18,350,614	$ 6,633,603	$9,310,534
$6,652,712, and $7,441,512, respectively)
Cash	20,000	10,000	10,000
Receivables
Subscriptions	22,778	15,392	21,949
Advisor	3,082	1,986	-
Interest	29,540	65,298	14
Dividend	24,431	2,536	14,382
Prepaid Expenses	23,008	9,193	11,528
Total Assets	18,473,453	6,738,008	9,368,407
Liabilities:
Payables:
Redemptions	473	254	301
Investments Purchased	-	53,554	13,998
Due to Advisor	-	-	166
Due to Administrator	6,914	2,523	3,407
Due to Trustees	241	82	82
Accrued Expenses	13,194	6,564	5,640
Total Liabilities	20,822	62,977	23,594
Net Assets	$ 18,452,631	$ 6,675,031	$9,344,813

Net Assets Consist of:
Paid In Capital	$ 16,909,528	$ 6,882,799	$7,260,923
Accumulated Undistributed Net Investment Income (Loss)	(36,882)	3,475	165,870
Accumulated Net Realized Gain (Loss) on Investments	(1,362,077)	(192,134)	48,998
Net Unrealized Appreciation (Depreciation) in Value of Investments	2,942,062	(19,109)	1,869,022
Net Assets (unlimited shares authorized; 1,759,060, 339,052, and
232,388 shares outstanding, respectively)	$ 18,452,631	$ 6,675,031	$9,344,813
Net Asset Value and Offering Price Per Share	$ 10.49	$ 19.69	$ 40.21

Redemption Price Per Share ($10.49 x 0.995),
($19.69 x 0.99), & ($40.21 x 0.99), respectively *	$ 10.44	$ 19.49	$ 39.81

*The Balanced Fund will deduct a 0.50% redemption fee from redemption proceeds if purchased and redeemed within 30 days.
The Income and Stock Funds will deduct a 1.00% redemption fee from redemption proceeds if purchased and redeemed within 90 days.
The accompanying notes are an integral part of these financial statements.

The Archer Funds
Statements of Operations
For the six months ended February 28, 2014 (Unaudited)

Investment Income:	Balanced Fund	Income Fund	Stock Fund
Dividends (net of foreign withholding taxes of $176, $0, and $258, respectively)	$ 148,042	$ 37,498	$ 225,711
Interest	65,025	108,925	66
Total Investment Income	213,067	146,423	225,777

Expenses:
Advisory Fees (a)	65,153	16,072	30,986
Transfer Agent	14,977	8,882	10,947
Administrative (a)	43,435	16,072	20,658
Registration	18,920	6,468	7,025
Legal	7,379	2,745	3,359
Audit	9,246	2,872	3,801
Custody	1,918	2,068	2,268
Trustee	3,426	1,104	1,643
Miscellaneous	2,597	3,056	1,647
Insurance	2,250	784	771
Printing and Mailing	1,168	582	735
Total Expenses	170,469	60,705	83,840
Fees Waived and Reimbursed by the Advisor (a)	(66,224)	(22,132)	(23,933)
Net Expenses	104,245	38,573	59,907

Net Investment Income	108,822	107,850	165,870

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Investments	198,057	(28,318)	318,883
Capital Gain Distributions from Portfolio Companies	5,474	1,329	42
Net Change in Unrealized Appreciation on Investments	1,728,675	171,622	1,055,315
Net Realized and Unrealized Gain on Investments	1,932,206	144,633	1,374,240

Net Increase in Net Assets Resulting from Operations	$2,041,028	$252,483	$1,540,110

(a) See Note 5 in the Notes to the Financial Statements.
The accompanying notes are an integral part of these financial statements.

Archer Balanced Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	2/28/2014	8/31/2013
Increase in Net Assets From Operations:
Net Investment Income	$ 108,822	$ 341,161
Net Realized Gain on Investments and Call Options Written	198,057	120,210
Capital Gain Distributions from Portfolio Companies	5,474	6,145
Net Change in Unrealized Appreciation on Investments	1,728,675	677,245
Net Increase in Net Assets Resulting from Operations	2,041,028	1,144,761

Distributions to Shareholders:
Net Investment Income	(275,585)	(416,235)
Total Distributions	(275,585)	(416,235)

Capital Share Transactions:
Proceeds from Sale of Shares	1,277,726	2,499,709
Shares Issued on Reinvestment of Dividends	267,420	411,019
Early Redemption Fees *	22	-
Cost of Shares Redeemed	(1,248,746)	(2,681,269)
Net Increase from Capital Share Transactions	296,422	229,459

Net Assets:
Net Increase in Net Assets	2,061,865	957,985
Beginning of Year	16,390,766	15,432,781
End of Year (Including Accumulated Undistributed Net
Investment Income (Loss) of $(36,882) and $129,881, respectively)	$18,452,631	$16,390,766

Share Transactions:
Shares Sold	125,622	268,513
Shares Issued on Reinvestment of Dividends	25,963	46,920
Shares Redeemed	(122,105)	(292,832)
Net Increase in Shares	29,480	22,601
Outstanding at Beginning of Year	1,729,580	1,706,979
Outstanding at End of Year	1,759,060	1,729,580

* The Fund charges a 0.50% redemption fee on shares redeemed within 30 calendar days of purchase.
The accompanying notes are an integral part of these financial statements.

Archer Income Fund
Statement of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	2/28/2014	8/31/2013
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 107,850	$ 185,783
Net Realized Loss on Investments	(28,318)	(56,125)
Capital Gain Distributions from Portfolio Companies	1,329	707
Net Change in Unrealized Appreciation (Depreciation) on Investments	171,622	(354,874)
Net Increase (Decrease) in Net Assets Resulting from Operations	252,483	(224,509)

Distributions to Shareholders:
Net Investment Income	(135,846)	(169,842)
Realized Gains	-	-
Total Distributions	(135,846)	(169,842)

Capital Share Transactions:
Proceeds from Sale of Shares	659,251	2,427,956
Shares Issued on Reinvestment of Dividends	131,795	164,062
Early Redemption Fees *	-	-
Cost of Shares Redeemed	(587,038)	(624,329)
Net Increase from Capital Share Transactions	204,008	1,967,689

Net Assets:
Net Increase in Net Assets	320,645	1,573,338
Beginning of Year	6,354,386	4,781,048
End of Year (Including Accumulated Undistributed Net
Investment Income of $3,475 and $31,471, respectively)	$ 6,675,031	$ 6,354,386

Share Transactions:
Shares Sold	33,825	118,739
Shares Issued on Reinvestment of Dividends	6,805	8,102
Shares Redeemed	(30,176)	(30,506)
Net Increase in Shares	10,454	96,335
Outstanding at Beginning of Year	328,598	232,263
Outstanding at End of Year	339,052	328,598

* The Fund charges a 1.00% redemption fee on shares redeemed within 90 calendar days of purchase.
The accompanying notes are an integral part of these financial statements.

Archer Stock Fund
Statement of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	2/28/2014	8/31/2013
Increase (Decrease) in Net Assets From Operations:
Net Investment Income (Loss)	$ 165,870	$ (2,746)
Net Realized Gain on Investments	318,883	323,220
Capital Gain Distributions from Portfolio Companies	42	-
Net Change in Unrealized Appreciation on Investments	1,055,315	568,608
Net Increase in Net Assets Resulting from Operations	1,540,110	889,082

Distributions to Shareholders:
Net Investment Income	-	-
Realized Gains	(282,445)	-
Total Distributions	(282,445)	-

Capital Share Transactions:
Proceeds from Sale of Shares	863,702	1,835,805
Shares Issued on Reinvestment of Dividends	272,884	-
Early Redemption Fees *	55	-
Cost of Shares Redeemed	(292,266)	(399,836)
Net Increase from Capital Share Transactions	844,375	1,435,969

Net Assets:
Net Increase in Net Assets	2,102,040	2,325,051
Beginning of Year	7,242,773	4,917,722
End of Year (Including Accumulated Undistributed Net
Investment Income of $165,870 and $0, respectively)	$ 9,344,813	$ 7,242,773

Share Transactions:
Shares Sold	22,529	56,677
Shares Issued on Reinvestment of Dividends	7,034	-
Shares Redeemed	(7,788)	(12,918)
Net Increase in Shares	21,775	43,759
Outstanding at Beginning of Year	210,613	166,854
Outstanding at End of Year	232,388	210,613

* The Fund charges a 1.00% redemption fee on shares redeemed within 90 calendar days of purchase.
The accompanying notes are an integral part of these financial statements.

Archer Balanced Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		For the Years Ended
	2/28/2014		8/31/2013	8/31/2012	8/31/2011	8/31/2010	8/31/2009

Net Asset Value, at Beginning of Period	$ 9.48		$ 9.04	$ 8.68	$ 8.24	$ 8.09	$ 9.68

Income (Loss) From Investment Operations:
Net Investment Income *	0.06		0.20	0.24	0.19	0.16	0.17
Net Gain (Loss) on Securities (Realized and Unrealized)	1.11		0.49	0.33	0.43	0.19	(1.48)
Total from Investment Operations	1.17		0.69	0.57	0.62	0.35	(1.31)

Distributions:
Net Investment Income	(0.16)		(0.25)	(0.21)	(0.18)	(0.20)	(0.28)
Realized Gains	0.00		0.00	0.00	0.00	0.00	0.00
Total from Distributions	(0.16)		(0.25)	(0.21)	(0.18)	(0.20)	(0.28)

Proceeds from Redemption Fees **	-		-	-	-	-	-

Net Asset Value, at End of Period	$ 10.49		$ 9.48	$ 9.04	$ 8.68	$ 8.24	$ 8.09

Total Return ***	12.39%		7.85%	6.76%	7.54%	4.23%	(13.28)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 18,453		$ 16,391	$ 15,433	$ 13,949	$ 14,021	$ 10,490
Before Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.96%	†	2.07%	2.16%	2.00%	2.01%	2.93%
Ratio of Net Investment Income to Average Net Assets	0.49%	†	1.31%	1.83%	1.30%	1.06%	0.57%
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.20%	†	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of Net Investment Income to Average Net Assets	1.25%	†	2.18%	2.79%	2.10%	1.87%	2.29%
Portfolio Turnover	16.32%		77.01%	76.14%	69.95%	77.73%	79.42%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
** Amount less than $0.005 per share.
*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
† Annualized
The accompanying notes are an integral part of these financial statements.

Archer Income Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Years Ended		Period Ended	(b)
	2/28/2014		8/31/2013	8/31/2012	8/31/2011

Net Asset Value, at Beginning of Period	$ 19.34		$ 20.58	$ 20.77	$ 20.00

Income (Loss) From Investment Operations:
Net Investment Income *	0.32		0.66	1.03	0.73
Net Gain (Loss) on Securities (Realized and Unrealized)	0.44		(1.29)	0.20	0.04
Total from Investment Operations	0.76		(0.63)	1.23	0.77

Distributions:
Net Investment Income	(0.41)		(0.61)	(1.39)	-
Realized Gains	-		-	(0.03)	-
Total from Distributions	(0.41)		(0.61)	(1.42)	-

Proceeds from Redemption Fees **	-		-	-	-

Net Asset Value, at End of Period	$ 19.69		$ 19.34	$ 20.58	$ 20.77

Total Return ***	3.97%		(3.15)%	6.26%	3.85%	(a)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 6,675		$ 6,354	$ 4,781	$ 2,619
Before Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.89%	†	1.96%	2.57%	4.21%	†
Ratio of Net Investment Income to Average Net Assets	2.67%	†	2.49%	3.67%	4.43%	†
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.20%	†	1.20%	1.20%	1.20%	†
Ratio of Net Investment Income to Average Net Assets	3.35%	†	3.25%	5.04%	7.44%	†
Portfolio Turnover	11.47%		18.32%	24.29%	11.01%

(a) Not Annualized
(b) The Fund commenced investment operations on March 11, 2011.
† Annualized
* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
** Amount less than $0.005 per share.
*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

Archer Stock Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Years Ended		Period Ended	(b)
	2/28/2014		8/31/2013	8/31/2012	8/31/2011

Net Asset Value, at Beginning of Period	$ 34.39		$ 29.47	$ 27.57	$ 30.00

Income (Loss) From Investment Operations:
Net Investment Income (Loss) *	1.53		(0.01)	(0.07)	(0.03)
Net Gain (Loss) on Securities (Realized and Unrealized)	5.59		4.93	1.97	(2.40)
Total from Investment Operations	7.12		4.92	1.90	(2.43)

Distributions:
Net Investment Income	-		-	-	-
Realized Gains	(1.30)		-	-	-
Total from Distributions	(1.30)		-	-	-

Proceeds from Redemption Fees **	-		-	-	-

Net Asset Value, at End of Period	$ 40.21		$ 34.39	$ 29.47	$ 27.57

Total Return ***	20.84%		16.69%	6.89%	(8.10)%	(a)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 9,345		$ 7,243	$ 4,918	$ 2,901
Before Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	2.03%	†	2.22%	2.78%	3.99%	†
Ratio of Net Investment Loss to Average Net Assets	3.43%	†	(0.82)%	(1.59)%	(2.78)%	†
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.45%	†	1.45%	1.45%	1.45%	†
Ratio of Net Investment Loss to Average Net Assets	4.01%	†	(0.05)%	(0.26)%	(0.24)%	†
Portfolio Turnover	30.66%		195.28%	399.91%	163.69%

(a) Not Annualized
(b) The Fund commenced investment operations on March 11, 2011.
† Annualized
* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
** Amount less than $0.005 per share.
*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

THE ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 28, 2014 (UNAUDITED)

NOTE 1. ORGANIZATION

The Archer Investment Series Trust, an Ohio business trust (the “Trust”), is an open-end, diversified, investment management company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 7, 2009 (the “Trust Agreement”).  The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series.  The Trust currently consists of three funds: The Archer Balanced Fund (the “Balanced Fund”), the Archer Income Fund (the “Income Fund”), and the Archer Stock Fund (the “Stock Fund”).   The investment objective of the Balanced Fund is total return.  Total return is comprised of both income and capital appreciation. The Balanced Fund commenced operations on June 11, 2010.   Prior to June 11, 2010, the Balanced Fund operated as a series of the Unified Series Trust, an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002.  The Balanced Fund originally commenced investment operations on September 27, 2005.

The Income Fund and the Stock Fund each commenced investment operations on March 11, 2011. The investment objective of the Income Fund is income while secondarily striving for capital appreciation.  The investment objective of the Stock Fund is capital appreciation.  The investment advisor to the Funds is Archer Investment Corporation, Inc. (the “Advisor”).  See Note 5 for additional information regarding the Advisor.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. The Funds intend to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

In addition, GAAP requires management of the Funds to analyze all open tax years, fiscal years 2011-2013 for the Balanced, Income and Stock Funds, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities.  As of and during the six months ended February 2014, the Funds did not have a liability for any unrecognized tax benefits.  The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date.  Realized gains and losses are computed using the specific cost of the security.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Funds intend to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Funds intend to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.

Redemption Fee - To discourage short-term trades by investors, the Balanced Fund will impose a redemption fee of 0.50% of the total redemption amount (calculated at market value) if shares are redeemed within thirty calendar days of purchase. The Income and Stock Funds will each impose a redemption fee of 1.00% of the total redemption amount (calculated at market value) if shares are redeemed within ninety calendar days of purchase. For the six months ended February 28, 2014, the Balanced Fund and Stock Fund collected $22 and $55 in redemption fees, respectively.

Options - The Balanced and Income Funds may sell covered call options as part of their investment programs to obtain market exposure or to manage risk or hedge against adverse market conditions. When a fund writes an option, an amount equal to the premium received by the fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.

If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the fund.  The fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. See Note 4 for additional information on options transactions.

Expenses – Expenses incurred by the Trust that do no relate to a specific Fund of the Trust are allocated to the individual Funds based on each Fund’s relative net assets or other appropriate basis as determined by the Board.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Subsequent Events - Management has evaluated the impact of all subsequent events through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

NOTE 3. SECURITIES VALUATION

Processes and Structure

The Funds’ Board of Trustees has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

•

Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows:

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Equity securities, including common stocks, American Depositary Receipts, real estate investment trusts, exchanged-traded funds, preferred securities and bonus certificates, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities, such as corporate bonds, municipal bonds and structured notes, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. These securities will be categorized as Level 3 securities. The Advisor used inputs such as pricing of similar securities and market movements of the underlying common stock to fair value reverse convertible bonds.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Funds’ NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following table summarizes the inputs used to value Balanced Fund’s assets and liabilities measured at fair value as of February 28, 2014:

BALANCED FUND	Financial Instruments—Assets

Categories	Level 1	Level 2	Level 3	Fair Value
Common Stocks	$ 13,242,572	$ -	$ -	$ 13,242,572
Corporate Bonds	1,096,887	-	-	1,096,887
Exchange Traded Funds	1,072,063	-	-	1,072,063
Senior Note	49,940	-	-	49,940
Structured Notes	557,899	99,986	-	657,885
Real Estate Investment Trusts	568,620	-	-	568,620
Preferred Securities	108,740	-	-	108,740
Municipal Bonds	1,117,743	222,054	-	1,339,797
Short-Term Investments:
Fidelity Institutional Money Market	214,110	-	-	214,110
	$ 18,028,574	$ 322,040	$ -	$ 18,350,614

The following table sets forth a summary of the changes in the fair value of the Balanced Fund’s level 2 investments for the six months ended February 28, 2014:

Investments
Balance Beginning at August 31, 2013	$ 315,274
Accrued Accretion/(Amortization)	(1,550)
Change in Unrealized Appreciation/(Depreciation)	8,316
Realized Gain/(Loss)	-
Purchases/Sales	-
Transfers In/(Out) of Level 2	-
Balance End at February 28, 2014	$ 322,040

The following table summarizes the inputs used to value Income Fund’s assets and liabilities measured at fair value as of February 28, 2014:

INCOME FUND	Financial Instruments—Assets

Categories	Level 1	Level 2	Level 3	Fair Value
Corporate Bonds	$ 2,083,276	$ 152,400	$ -	$ 2,235,676
Exchange Traded Funds	1,016,103	-	-	1,016,103
Municipal Bonds	1,789,543	289,422	-	2,078,965
Preferred Securities	299,860	-	-	299,860
Real Estate Investment Trusts	299,470	-	-	299,470
Senior Note	99,880	-	-	99,880
Structured Note	328,611	-	-	328,611
Short-Term Investments:
Fidelity Institutional Money Market	275,038	-	-	275,038
	$ 6,191,781	$ 441,822	$ -	$ 6,633,603

The Income Fund did not hold any derivative instruments at any time during the period ended February 28, 2014.

The following table sets forth a summary of the changes in the fair value of the Income Fund’s level 2 investments for the six months ended February 28, 2014:

Investments
Balance Beginning at August 31, 2013	$ 617,951
Accrued Accretion/(Amortization)	(15,324)
Change in Unrealized Appreciation/(Depreciation)	32,942
Realized Gain/(Loss)	(10,381)
Purchases/Sales	(183,366)
Transfers In/(Out) of Level 2	-
Balance End at February 28, 2014	$ 441,822

The following table summarizes the inputs used to value Stock Fund’s assets and liabilities measured at fair value as of February 28, 2014:

STOCK FUND	Financial Instruments—Assets

Categories	Level 1	Level 2	Level 3	Fair Value
Common Stocks	$ 9,135,362	$ -	$ -	$ 9,135,362
Short-Term Investments:
Fidelity Institutional Money Market	175,172	-	-	175,172
	$ 9,310,534	$ -	$ -	$ 9,310,534

There were no significant transfers into or out of Level 1, Level 2, or Level 3 during the period. It is the Stock Fund’s policy to recognize transfers into and out of Level 1, Level 2, and Level 3 at the end of the reporting period. The Stock Fund did not hold any derivative instruments at any time during the period ended February 28, 2014.

NOTE 4. DERIVATIVE TRANSACTIONS

As of February 28, 2014, there were no options outstanding in either the Balanced or Income Funds. The Balanced and Income Funds did not have any options transactions during the six months ended February 28, 2014.

The location on the Statement of Assets and Liabilities of the Balanced and Income Funds’ derivative positions, which are not accounted for as hedging instruments under GAAP, is as follows:

Asset Derivatives

Investment in Securities, at Value

Schedule of Investments - Structured Notes

Balanced Fund

       $ 657,885

Income Fund

       $ 328,611

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor, under the terms of the management agreement (the “Agreement”), manages the Funds’ investments.  As compensation for its management services, each Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.75% for the Balanced Fund, 0.50% for the Income Fund, and 0.75% for the Stock Fund of each Fund’s average daily net assets.  For the six months ended February 28, 2014, the Advisor earned fees of $65,153 for the Balanced Fund, $16,072 for the Income Fund, and $30,986 for the Stock Fund, before the waivers and reimbursements described below.

The Advisor also performs administrative duties for the Funds, in which the Advisor receives administrative fees. Administrative fees are paid according to the following schedule for each of the Funds: 0.50% on average net assets under $50 million, 0.07% on assets from $50 million up to $100 million, 0.05% on average net assets over $100 million up to $150 million, and 0.03% on assets over $150 million. The minimum monthly fee is $2,500. During the six months ended February 28, 2014, the Advisor earned administrative fees of $43,435 for the Balanced Fund, $16,072 for the Income Fund, and $20,658 for the Stock Fund.

Archer Balanced Fund

The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through December 31, 2016 so that total annual operating expenses, excluding brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, and any indirect expenses (such as expenses incurred by other investment companies in which the Balanced Fund invests) do not exceed 1.20% of the Balanced Fund’s average daily net assets. For the six months ended February 28, 2014, the Advisor waived fees and/or reimbursed expenses of $66,224.  Each waiver or reimbursement by the Advisor is subject to repayment by the Balanced Fund within the three fiscal years following the fiscal year in which the particular waiver or reimbursement occurred, provided that the Balanced Fund is able to make the repayment without exceeding the 1.20% expense limitation.  Advisory fees waived and/or reimbursed expenses that may be subject to potential recoupment by the Advisor through August 31, 2016 totaled $395,170.

The amounts subject to repayment by the Balanced Fund, pursuant to the aforementioned conditions, at August 31, 2013 were as follows:

Subject to Repayment
Amount	by August 31,
$120,162	2014
$139,404	2015
$135,604	2016

The Advisor owed the Balanced Fund $3,082 at February 28, 2014 for reimbursement of expenses.

Archer Income Fund

The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through December 31, 2016 so that total annual operating expenses, excluding brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, and any indirect expenses (such as expenses incurred by other investment companies in which the Income Fund invests) do not exceed 1.20% of the Income Fund’s average daily net assets. For the six months ended February 28, 2014, the Advisor waived fees and/or reimbursed expenses of $22,132.  Each waiver or reimbursement by the Advisor is subject to repayment by the Income Fund within the three fiscal years following the fiscal year in which the particular waiver or reimbursement occurred, provided that the Income Fund is able to make the repayment without exceeding the 1.20% expense limitation.  Advisory fees waived and/or reimbursed expenses that may be subject to potential recoupment by the Advisor through August 31, 2016 totaled $120,427.

The amounts subject to repayment by the Income Fund, pursuant to the aforementioned conditions, at August 31, 2013 were as follows:

Subject to Repayment
Amount	by August 31,
$ 26,451	2014
$ 50,757	2015
$ 43,219	2016

The Advisor owed the Income Fund $1,986 at February 28, 2014 for reimbursement of expenses.

Archer Stock Fund

The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through December 31, 2016 so that total annual operating expenses, excluding brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, and any indirect expenses (such as expenses incurred by other investment companies in which the Stock Fund invests) do not exceed 1.45% of the Stock Fund’s average daily net assets. For the six months ended February 28, 2014, the Advisor waived fees and/or reimbursed expenses of $23,933.  Each waiver or reimbursement by the Advisor is subject to repayment by the Stock Fund within the three fiscal years following the fiscal year in which the particular waiver or reimbursement occurred, provided that the Stock Fund is able to make the repayment without exceeding the 1.45% expense limitation.  Advisory fees waived and/or reimbursed expenses that may be subject to potential recoupment by the Advisor through August 31, 2016 totaled $129,948.

The amounts subject to repayment by the Stock Fund, pursuant to the aforementioned conditions, at August 31, 2013 were as follows:

Subject to Repayment
Amount	by August 31,
$ 29,562	2014
$ 54,406	2015
$ 45,980	2016

The Stock Fund owed the Advisor $166 at February 28, 2014 for Advisory fees.

Distribution Plan

The Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that each Fund will pay its Advisor and/or any registered securities dealer, financial institution or any other person (a “Recipient”) a shareholder servicing fee aggregating  0.25% of the average daily net assets of each Fund in connection with the promotion and distribution of Fund shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts.  The Fund and/or its Advisor may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses actually incurred. The Plan is not currently activated and the plan will not be activated through December 31, 2016 for the Balanced, Income, and Stock Funds.

NOTE 6.  INVESTMENTS

Archer Balanced Fund

For the six months ended February 28, 2014, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were $2,904,468 and $2,805,362, respectively.

Archer Income Fund

For the six months ended February 28, 2014, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were $863,569 and $715,114, respectively.

Archer Stock Fund

For the six months ended February 28, 2014, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were $2,988,431 and $2,502,502, respectively.

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940 as amended. As of February 28, 2014, First Clearing, LLC., for the benefit of it’s customers owned, in aggregate, approximately 66.05% of the voting securities of the Balanced Fund, approximately 81.46% of the voting securities of the Income Fund, and approximately 81.12% of the voting securities of the Stock Fund and may be deemed to control each of the respective Funds.

NOTE 8. TAX MATTERS

The Funds tax basis capital gains and losses are determined only at the end of each fiscal year.  For tax purposes, at August 31, 2013, the following represents the tax basis capital gains and losses:

	Balanced	Income	Stock
	Fund	Fund	Fund

Undistributed ordinary income	$ 129,881	$ 31,481	$ 38,982

Post-October capital loss deferrals
Realized between 11/1/2012 and 8/31/2013*	$ -0-	$ 75,783	$ 12,780

Capital Loss Carryforwards (a)
Expiring 08/30/2017	$ (516,669)	$ -0-	$ -0-
08/30/2018	$ (1,046,650)	$ -0-	$ -0-
No Expiration – Short-Term	$ -0-	$ (88,886)	$ -0-
	$ (1,563,319)	$ (88,886)	$ -0-

As of February 28, 2014, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities for each of the Funds were as follows:

	Balanced	Income	Stock
	Fund	Fund	Fund

Gross unrealized appreciation on investment securities	$ 3,200,487	$ 122,981	$ 2,068,981
Gross unrealized depreciation on investment securities	$ (258,425)	$ (142,090)	$ (199,959)
Net unrealized appreciation on investment securities	$ 2,942,062	$ (19,109)	$ 1,869,022

Cost of investment securities (including short-term
Investments)**	$ 15,408,552	$ 6,652,712	$ 7,441,512

* These deferrals are considered incurred in the subsequent tax year.

** The difference between the book cost and tax cost of investments represents disallowed wash sales for tax purposes.

(a) The capital loss carryforward will be used to offset any capital gains realized by the Fund in future years through the expiration date. The Fund will not make distributions from capital gains while a capital loss carryforward remains.

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss.  Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

The Regulated Investment Company Modernization Act of 2010 generally allows capital losses incurred in a taxable year beginning after December 22, 2010 (post-enactment year) to be carried forward for an unlimited period to the extent not utilized.  However, any capital loss carry-forward generated in a post-enactment year must be carried forward to offset subsequent year net capital gains before any capital loss carry-forward from a pre-enactment year can be used.  This may increase the risk that a capital loss generated in a pre-enactment year will expire unutilized.  Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

The Balanced, Income and Stock Funds paid the following distributions for the six months ended February 28, 2014 and year ended August 31, 2013:

Balanced Fund
Six Months Ended	$ Amount	Tax Character
2/28/2014	$ 275,585	Ordinary Income

Year Ended	$ Amount	Tax Character
8/31/2013	$ 416,235	Ordinary Income

Income Fund
Six Months Ended	$ Amount	Tax Character
2/28/2014	$ 135,846	Ordinary Income

Year Ended	$ Amount	Tax Character
8/31/2013	$ 169,842	Ordinary Income

Stock Fund
Six Months Ended	$ Amount	Tax Character
2/28/2014	$ 272,350	Short-Term Capital Gain
2/28/2014	$ 10,095	Long-Term Capital Gain

The Archer Funds
Expense Illustrations
February 28, 2014 (Unaudited)

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs (such as short-term redemption fees); and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2013 through February 28, 2014).

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not such Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Balanced Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2013	February 28, 2014	September 1, 2013 to February 28, 2014

Actual	$1,000.00	$1,123.92	$6.32
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.84	$6.01

* Expenses are equal to the Balanced Fund's annualized expense ratio of 1.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Income Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2013	February 28, 2014	September 1, 2013 to February 28, 2014

Actual	$1,000.00	$1,039.74	$6.07
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.84	$6.01

* Expenses are equal to the Income Fund's annualized expense ratio of 1.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Stock Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2013	February 28, 2014	September 1, 2013 to February 28, 2014

Actual	$1,000.00	$1,208.41	$7.94
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.60	$7.25

* Expenses are equal to the Stock Fund's annualized expense ratio of 1.45%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

THE ARCHER FUNDS

TRUSTEES AND OFFICERS

FEBRUARY 28, 2014 (UNAUDITED)

The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

The following tables provide information regarding the Trustees and Officers.

Independent Trustees

Name, Address*, (Age), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
David Miller (66) Independent Trustee, January 2010 to present	General Securities Corp. – President; 1982-Present
Donald G. Orzeske, J. D. (58) Independent Trustee, January 2010 to present	Goodin, Orzeske & Blackwell, P.C. - Attorney at Law – Shareholder - 2000-Present

*    The address for each trustee is: 9000 Keystone Crossing, Suite 630, Indianapolis, IN 46240

** The Trust currently consists of 3 Funds.

Interested Trustees & Officers

Name, Address*, (Age), Position with Trust,** Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Troy Patton (46) Trustee & President, December 2009 to present	Frontier CPA Group – Managing Partner. 1996-2004 Archer Investment Corporation, Inc. – President. July 2005 – Present Patton and Associates, LLC – Managing Partner. January 2005 – Present
Gregory Getts, (56) Treasurer, December 2009 to present	Mutual Shareholders Services, LLC – Principal Owner. January 1999 – present.
C. Richard Ropka, Esq. (50) Secretary, December 2009 to present	Attorney - Law Office of C. Richard Ropka, LLC May 1, 2008 – present, Attorney - Rabil, Ropka, Kingett and Stewart, LLC January 1, 2004 – May 1, 2008
Sara Mahon (33) Chief Compliance Officer, December 2009 to present

Executive Assistant/Compliance, Archer Financial Advisors, Inc.,  2006 – present, Executive Assistant/Compliance,  Archer Balanced Fund (NASDAQ: ARCHX), 2006 – present; Executive Assistant, Frontier Investment Advisors/Fiducial, 2001 – 2006.

*    The address for each trustee and officer of the Trust is 9000 Keystone Crossing, Suite 630, Indianapolis, IN 46240

** The Trust currently consists of 3 Funds.

THE ARCHER FUNDS

ADDITIONAL INFORMATION

FEBRUARY 28, 2014 (UNAUDITED)

Information Regarding Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at (800)238-7701 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Information Regarding Portfolio Holdings

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on November 30 and May 31. The Fund’s Form N-Q’s are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-238-7701.

Information Regarding Statement of Additional Information

The Statement of Additional Information includes additional information about the Directors and is available without charge upon request, by calling toll free at 1-800-238-7701.

INVESTMENT ADVISOR

Archer Investment Corporation, Inc.

9000 Keystone Crossing, Suite 630

Indianapolis, IN 46240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Sanville & Company

1514 Old York Road

Abington, PA 19001

LEGAL COUNSEL

Law Office of C. Richard Ropka, LLC

215 Fries Mill Road

Turnersville, NJ 08012

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

TRANSFER AGENT AND FUND ACCOUNTANT

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics  Not applicable.

Item 3. Audit Committee Financial Expert  Not applicable.

Item 4. Principal Accountant Fees and Services  Not applicable.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6. Schedule of Investments. Included in Report to Shareholders.

Item 7. Disclosure of Closed End fund Proxy Voting Policies/Procedures. Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11.  Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls.  There were no significant changes in Registrant’s internal controls of in other factors that could significantly effect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not Applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Archer Investment Series Trust

By /s/Troy C. Patton

   * Troy C. Patton

     President and Trustee

Date April 28, 2014

* Print the name and title of each signing officer under his or her signature.